Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other payables [Abstract]
Trade and other payables
	June 30, 2023 £’000	December 31, 2022 £’000
Trade payables	13,992	11,716
Other taxation and social security	1,066	927
Pension liability	395	34
Accruals	70,301	62,399
	85,754	75,076